UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22706

The DMS Funds

(Exact Name of Registrant as Specified in Charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of Principal Executive Offices)(Zip Code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DMS India MidCap Index Fund

Class A Shares (DAIMX)

 Class I Shares (DIIMX)

DMS India Bank Index Fund

Class A Shares (DAIBX)

 Class I Shares (DIIBX)

DMS Baltic Index Fund

Class A Shares (DBABX)

 Class I Shares (DBIAX)

DMS Poland Large Cap Index Fund

Class A Shares (DAPLX)

 Class I Shares (DIPLX)

SEMI-ANNUAL REPORT

(Unaudited)

March 31, 2014

DMS India MidCap Index Fund

Portfolio Illustration

March 31, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

DMS India Bank Index Fund

Portfolio Illustration

March 31, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

DMS Baltic Index Fund

Portfolio Illustration

March 31, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

DMS Poland Large Cap Index Fund

Portfolio Illustration

March 31, 2014 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

	DMS India MidCap Index Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS *** - 66.18%

Agrochemicals - 1.17%
452	Jain Irrigation Systems Ltd. *	$ 494
49	Pfizer Ltd.	1,042
		1,536
Auto - 0.70%
2,320	Ashok Leyland Ltd. *	916

Banks - 4.61%
238	Allahabad Bank	361
394	Andhra Bank	421
631	IDBI Bank Ltd.	688
145	Indian Bank	278
237	Indian Overseas Bank	201
41	Jammu & Kashmir Bank Ltd.	1,053
178	Karur Vysya Bank Ltd.	1,115
204	Oriental Bank of Commerce	759
198	Syndicate Bank	318
228	Uco Bank	278
244	Union Bank of India	560
		6,032
Cement Products - 2.08%
432	India Cements Ltd. *	439
241	The Ramco Cements Ltd. *	866
15	Shree Cement Ltd.	1,420
		2,725
Chemicals - 2.57%
310	Tata Chemicals Ltd. *	1,487
610	United Phosphorus Ltd. *	1,879
		3,366
Computer Software - 2.07%
9	Oracle Financial Services Software Ltd. *	464
75	Tech Mahindra Ltd. *	2,248
		2,712
Construction - 2.72%
112	Bhushan Steel Ltd. *	847
2,472	GMR Infrastructure Ltd. *	902
450	Housing Development & Infrastructure Ltd. *	433
234	Irb Infrastructure Developers Ltd.	404
144	Mphasis Ltd.	971
		3,557
Consumer - 7.37%
55	Bata India Ltd. *	1,048
100	Britannia Industries Ltd. *	1,408
53	Gitanjali Gems Ltd. *	52
51	Jubilant Foodworks Ltd. *	906
458	Marico Ltd.	1,599
17	Procter & Gamble Hygiene & Health Care Ltd.	908
761	Tata Global Beverages Ltd. *	1,907
132	United Breweries Ltd. *	1,816
		9,644
Diversified - 4.15%
83	Aditya Birla Nuvo Ltd. *	1,512
96	Century Textile & Industries Ltd. *	582
337	Max India Ltd.	1,171
507	Motherson Sumi Systems Ltd.	2,163
		5,428
Electrical Equipment - 0.44%
37	Havell's India Ltd.	577

Electronics - 1.01%
38	Bharat Electronics Ltd.	728
677	Dish TV India Ltd. *	589
		1,317
Engineering - 3.45%
102	Abb Ltd. *	1,454
128	Engineers India Ltd.	482
638	Pipavav Defence & Offshore Engineering Co. Ltd. *	377
76	Thermax Ltd. *	950
467	Voltas Ltd. *	1,255
		4,518
Financial - 6.57%
100	Bajaj Finserv Ltd. *	1,316
529	Hexaware Technologies Ltd.	1,329
909	Indiabulls Financial Services Ltd.	3,606
506	Indiabulls Real Estate Ltd.	461
208	Mahindra & Mahindra Financial Services Ltd. *	875
176	Reliance Capital Ltd. *	1,016
		8,603
Gas - 1.54%
609	Petronet Lng Ltd. *	1,393
126	Indraprastha Gas Ltd. *	629
		2,022
Healthcare - 4.03%
148	Apollo Hospitals Enterprises Ltd. *	2,265
98	Cadila Healthcare Ltd. *	1,677
390	Opto Circuits (I) Ltd. *	177
126	Piramal Enterprises Ltd. *	1,154
		5,273
Hotels - 0.89%
956	Indian Hotels Co. Ltd. *	1,160

Industrial - 0.62%
153	Godej Industries Ltd. *	806

Media & Entertainment - 0.52%
102	Sun TV Network Ltd.	684

Mining - 0.70%
427	Hindustan Zinc Ltd.	919

Oil - 1.17%
295	Castrol Ltd.	1,532

Oil Production - 1.37%
346	Hindustan Petroleum Corp. Ltd. *	1,790

Paints - 0.45%
30	Kansai Nerolac Paints Ltd. *	593

Personal Care - 1.37%
125	Godrej Consumer Products Ltd.	1,794

Pharmaceuticals - 7.24%
242	Aurobindo Pharma Ltd.	2,067
132	Biocon Ltd. *	935
136	Divi's Laboratories Ltd. *	3,102
221	Glenmark Pharmaceuticals Ltd. *	2,086
16	Sanofi India Ltd. *	821
73	Strides Arcolab Ltd. *	472
		9,483
Power - 2.41%
565	JSW Energy Ltd. *	559
97	Cesc Ltd. *	812
2,809	NHPC Ltd. *	896
282	Torrent Power Ltd. *	443
540	Adani Power Ltd. *	438
		3,148
Real Estate - 0.34%
1,896	Unitech Ltd. *	443

Refineries - 0.49%
558	Gujarat State Petronet Ltd. *	646

Rubbers & Plastics - 0.83%
3	MRF Ltd.	1,091

Shipping - 0.81%
186	Great Eastern Shipping Co. Ltd.	1,058

Steel Products - 1.35%
251	Bharat Forge Ltd.	1,768

Textiles - 0.12%
132	Welspun Corp. Ltd.	151

Tyres - 1.02%
502	Apollo Tyres Ltd. *	1,338

TOTAL FOR COMMON STOCKS (Cost $85,871) - 66.18%		86,630

SHORT-TERM INVESTMENTS - 17.00%
22,249	Fidelity Money Market Portfolio Institutional Class (Cost $22,249) 0.01% **	22,249

TOTAL INVESTMENTS (Cost $108,120) - 83.17%		108,879

OTHER ASSETS LESS LIABILITIES - 16.83%		22,025

NET ASSETS - 100.00%		$ 130,904

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
*** Country breakdown is 100% India.
The accompanying notes are an integral part of these financial statements.

	DMS India Bank Index Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS *** - 46.78%

Banking - 46.78%
248	Axis Bank Ltd. *	$ 6,048
150	Bank of Baroda *	1,805
171	Bank of India	653
114	Canara Bank Ltd.	503
1,479	HDFC Bank Ltd. *	18,492
924	ICICI Bank Ltd. *	19,209
340	IndusInd Bank Ltd. *	2,849
303	Kotak Mahindra Bank Ltd. *	3,952
204	State Bank of India	6,532
201	Union Bank of India	461
212	Yes Bank Ltd. *	1,465
TOTAL FOR COMMON STOCKS (Cost $47,600) - 46.78%		61,969

SHORT TERM INVESTMENTS - 33.46%
44,325	Fidelity Money Market Portfolio Institutional Class (Cost $44,325) 0.01% **	44,325

TOTAL INVESTMENTS (Cost $91,925) - 80.24%		106,294

OTHER ASSETS IN EXCESS OF LIABILITIES - 19.76%		26,182

NET ASSETS - 100.00%		$ 132,476

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
*** Country breakdown is 100% India.

	DMS Baltic Index Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 85.52%

Apparel & Textile Products - 3.72%
979	Valmieras Stikla Skiedra (Latvia) *	$ 2,831
7,459	Silvano Fashion Group AS, Class A (Estonia) *	21,878
		24,709
Banking - 2.62%
42,095	Siauliu Bankas (Lithuania) *	17,390

Biotech & Pharmaceuticals - 3.52%
1,088	Grindeks (Latvia) *	12,315
1,181	Olaines Kimiski-Farmacetiska Rupnica (Latvia) *	11,059
		23,374
Construction Materials - 1.10%
7,283	Grigiskes (Lithuania) *	7,321

Consumer Products - 6.70%
10,054	Pieno Zvaigzdes (Lithuania) *	25,059
3,527	Rokiskio Suris (Lithuania) *	8,256
6,778	Zemaitijos Pienas ORS (Lithuania) *	7,523
9,783	Agrowill Group (Lithuania) *	3,651
		44,489
Distribution/Wholesale-Consumer Staples - 3.64%
16,298	Linas Argo Group AB (Lithuania)	14,790
10,348	Premia Foods AS (Estonia) *	9,333
		24,123
Electrical Equipment - 1.68%
2,855	AS Harju Elekter (Estonia) *	11,126

Engineering & Construction Services - 3.63%
1,457	AS Merko Ehitus (Estonia) *	15,549
2,415	Panevezio Statybos Trestas (Lithuania) *	3,392
3,871	Nordecon International AS (Estonia) *	5,170
		24,111
Hardware - 0.15%
389	SAF Tehnika (Latvia) *	1,018

Home & Office Products - 0.48%
160	Vilniaus Baldai AB (Lithuania) *	3,151

Marine Transportation Services - 0.36%
3,474	Lativan Shipping (Lativa) *	2,387

Oil, Gas, & Coal - 1.60%
26,457	Klaipedos Nafta PVA (Lithuania) *	10,602

Real Estate Operations & Services - 5.76%
3,488	City Service AB (Lithuania) *	8,742
8,404	AS Pro Kapital Grupp (Estonia) *	29,510
		38,252
Retail Discretionary - 13.82%
705	Invalda PVA (Lithuania) *	3,048
7,787	Tallinna Kaubamaja AS (Estonia)*	60,049
11,522	AS Baltika (Estonia) *	7,695
5,669	Apranga PVA (Lithuania) *	20,921
		91,713
Telecommunications - 4.14%
24,010	Teo LT AB (Lithuania) *	27,442

Transportation & Logistics - 19.43%
119,755	Tallink Group AS (Estonia) *	128,957

Travel, Lodging, & Dining - 6.47%
16,677	Olympic Entertainment Group AS (Estonia) *	42,944

Utilities - 6.70%
4,838	Lietuvos Dujos AB (Lithuania) *	4,490
1,693	AS Tallinna Vesi, Class A (Estonia) *	29,374
8,490	Lesto AB (Lithuania) *	10,580
		44,444

TOTAL FOR COMMON STOCKS (Cost $581,774) - 85.52%		567,553

SHORT-TERM INVESTMENTS - 14.37%
95,349	Fidelity Money Market Portfolio Institutional Class (Cost $95,349) 0.01% **	95,349

TOTAL INVESTMENTS (Cost $677,123) - 99.89%		662,902

OTHER ASSETS LESS LIABILITIES - 0.11%		736

NET ASSETS - 100.00%		$ 663,638

Country Breakdown - as a % of Net Assets
Estonia	54.49%
Lithuania	26.57%
United States	14.48%
Latvia	4.46%

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
The accompanying notes are an integral part of these financial statements.

	DMS Poland Large Cap Index Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 0.80%

Banking - 0.80%
61	Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	$ 856

TOTAL FOR COMMON STOCKS (Cost $801) - 0.80%		856

SHORT-TERM INVESTMENTS - 23.69%
25,234	Fidelity Money Market Portfolio Institutional Class (Cost $25,234) 0.01% *	25,234

TOTAL INVESTMENTS (Cost $26,035) - 24.49%		26,090

LIABILITIES IN EXCESS OF OTHER ASSETS - 75.51%		80,446

NET ASSETS - 100.00%		$ 106,536

* Variable rate security; the coupon rate shown represents the yield at March 31, 2014.
The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Assets and Liabilities
March 31, 2014 (Unaudited)

Assets:	DMS India Bank Index Fund	DMS India MidCap Index Fund	DMS Baltic Index Fund	DMS Poland Large Cap Index Fund
Investments in Securities, at Value
(Cost $108,362, $108,120, $677,123, and $26,035 respectively)	$ 106,294	$ 108,879	$ 662,902	$ 26,090
Cash	250	10,225	250	250
Cash denominated in foreign currency (Cost $2,952, $2,424, $0, and $1,447)	3,126	2,610	-	1,447
Receivables:
Dividends and Interest	54	24	12	1
Receivable from Advisor	31,198	32,923	27,791	21,189
Shareholder Subscriptions	11,697	-	-	74,162
Prepaid Expenses	1,028	1,051	1,756	-
Total Assets	153,647	155,712	692,711	123,139
Liabilities:
Payables:
Distribution Fees	4	105	7	5
Other Accrued Expenses	21,167	24,703	29,066	16,598
Total Liabilities	21,171	24,808	29,073	16,603
Net Assets	$ 132,476	$ 130,904	$ 663,638	$ 106,536

Net Assets Consist of:
Paid In Capital	$ 197,162	$ 191,613	$ 691,938	$ 106,533
Accumulated Net Investment Loss on Investments	(404)	(227)	(2,713)	(41)
Accumulated Realized Loss on Investments	(78,826)	(61,417)	(11,366)	(11)
Unrealized Appreciation (Depreciation) in Value of Investments	14,544	935	(14,221)	55
Net Assets	$ 132,476	$ 130,904	$ 663,638	$ 106,536

Net Asset Value Per Share

Class A
Net Assets	$ 957	$ 951	$ 2,395	$ 2,525
Shares of beneficial interest outstanding	100	101	251	251
Net asset value per share	$ 9.57	$ 9.41	$ 9.55	$ 10.06
Maximum Offering Price Per Share
($9.57/0.95, $9.41/0.95, $9.55/0.95, and $10.06/0.95, respectively) (Note 2)	$ 10.07	$ 9.91	$ 10.05	$ 10.59
Redemption price per share (a)	$ 9.38	$ 9.22	$ 9.36	$ 9.86

Class I
Net Assets	$ 131,519	$ 129,952	$ 661,243	$ 104,011
Shares of beneficial interest outstanding	14,056	13,738	69,089	10,340
Net asset value per share	$ 9.36	$ 9.46	$ 9.57	$ 10.06
Redemption price per share (a)	$ 9.17	$ 9.27	$ 9.38	$ 9.86

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Operations
For the six months ended March 31, 2014 (Unaudited)

	DMS India Bank Index Fund	DMS India MidCap Index Fund	DMS Baltic Index Fund	DMS Poland Large Cap Index Fund
Investment Income:
Dividends	$ 112	$ 1,389	$ 121	$ -
Interest	18	6	101	2
Total Investment Income	130	1,395	222	2

Expenses:
Advisory Fees	416	409	2,291	31
Distribution Fees:
Class A	2	2	4	4
Transfer Agent Fees	9,215	9,215	9,226	9,222
Registration Fees	404	746	623	252
Audit Fees	6,481	6,482	6,483	6,482
Legal Fees	3,032	3,032	3,032	3,032
Custody Fees	10,392	11,796	9,096	5,096
Printing Fees	472	432	532	444
Other Fees	1,732	1,740	1,730	1,700
Total Expenses	32,146	33,854	33,017	26,263
Fees Waived and Reimbursed by the Advisor	(31,613)	(33,330)	(30,082)	(26,220)
Net Expenses	533	524	2,935	43

Net Investment Income (Loss)	(403)	871	(2,713)	(41)

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Realized Gain (Loss) on Investments and Foreign Currency	-	-	-	(6)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	17,179	18,186	(13,262)	117
Net Realized and Unrealized Loss on Investments and Foreign Currency	17,179	18,186	(13,262)	111

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 16,776	$ 19,057	$ (15,975)	$ 70

The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Period Ended
	3/31/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 871	$ (107)
Net Realized Gain (Loss) on Investments and Foreign Currency	-	(61,417)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	18,186	(17,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,057	(78,775)

Distributions to Shareholders:
Net Investment Income:
Class A	(10)	-
Class I	(1,088)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(1,098)	-

Capital Share Transactions	12,613	79,107

Net Assets:
Net Increase in Net Assets	30,572	332
Beginning of Period	100,332	100,000	(b)
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(227) and $0, respectively).	$ 130,904	$ 100,332

(a) The DMS India MidCap Index Fund commenced investment operations October 9, 2012.
(b) On August 7, 2012, seed capital was invested.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Period Ended
	3/31/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (403)	$ 2,950
Net Realized Gain (Loss) on Investments and Foreign Currency	-	(78,826)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	17,179	(2,635)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,776	(78,511)

Distributions to Shareholders:
Net Investment Income:
Class A	(1)	-
Class I	(2,950)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(2,951)	-

Capital Share Transactions	10,328	186,834

Net Assets:
Net Increase in Net Assets	24,153	108,323
Beginning of Period	108,323	-
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(404) and $2,950, respectively).	$ 132,476	$ 108,323

(a) The DMS India Bank Index Fund commenced investment operations January 16, 2013.
The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Period Ended
	3/31/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (2,713)	$ (247)
Net Realized Loss on Investments	-	(11,366)
Unrealized Depreciation on Investments	(13,262)	(959)
Net Decrease in Net Assets Resulting from Operations	(15,975)	(12,572)

Capital Share Transactions	255,299	436,886

Net Assets:
Net Increase in Net Assets	239,324	424,314
Beginning of Period	424,314	-
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(2,713) and $0, respectively).	$ 663,638	$ 424,314

(a) The DMS Baltic Index Fund commenced investment operations May 17, 2013.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Period Ended
	3/31/2014	9/30/2013	(a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (41)	$ 27
Net Realized Loss on Investments	(6)	(5)
Unrealized Appreciation (Depreciation) on Investments	117	(62)
Net Increase (Decrease) in Net Assets Resulting from Operations	70	(40)

Distributions to Shareholders:
Net Investment Income:
Class A	(12)	-
Class I	(15)	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	(27)	-

Capital Share Transactions	101,533	5,000

Net Assets:
Net Increase in Net Assets	101,576	4,960
Beginning of Period	4,960	-
End of Period (Includes Accumulated Undistributed Net
Investment Income (Loss) of $(41) and $27, respectively).	$ 106,536	$ 4,960

(a) The DMS Poland Large Cap Index Fund commenced investment operations July 31, 2013.
The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.03		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.06		(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.42		(1.94)
Total from Investment Operations	1.48		(1.97)

Distributions:
Net Investment Income	(0.10)		-
Realized Gains	-		-
Total from Distributions	(0.10)		-

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 9.41		$ 8.03

Total Return **	18.57%	(c)	(19.70)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1		$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	62.44%	(b)	27.54%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(59.89)%	(b)	(26.61)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	(b)	1.21%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.35%	(b)	(0.28)%	(b)
Portfolio Turnover	0.00%	(c)	120.29%	(c)

(a) The DMS India MidCap Index Fund, Class A, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		For the
	Ended		Period Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.06		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.03		0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	1.46		(1.94)
Total from Investment Operations	1.49		(1.94)

Distributions:
Net Investment Income	(0.09)		-
Realized Gains	-		-
Total from Distributions	(0.09)		-

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 9.46		$ 8.06

Total Return **	18.55%	(c)	(19.40)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 130		$ 100
Before Waiver
Ratio of Expenses to Average Net Assets	62.13%	(b)	19.38%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(59.57)%	(b)	(18.42)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.60%	(b)	0.00%	(b)
Portfolio Turnover	120.29%	(c)	120.29%	(c)

(a) The DMS India MidCap Index Fund, Class I, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Period
	Ended		Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.27		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)		0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	1.35		(1.81)
Total from Investment Operations	1.31		(1.73)

Distributions:
Net Investment Income	(0.01)		-
Realized Gains	-		-
Total from Distributions	(0.01)		-

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 9.57		$ 8.27

Total Return **	15.84%	(c)	(17.30)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1		$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	58.04%	(b)	21.17%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(57.81)%	(b)	(19.51)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	(b)	3.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.98)%	(b)	(1.97)%	(b)
Portfolio Turnover	0.00%	(c)	322.03%	(c)

(a) The DMS India Bank Index Fund, Class A, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 8.29		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.03)		0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	1.34		(1.79)
Total from Investment Operations	1.31		(1.71)

Distributions:
Net Investment Income	(0.24)		-
Realized Gains	-		-
Total from Distributions	(0.24)		-

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 9.36		$ 8.29

Total Return **	15.98%	(c)	(17.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 132		$ 107
Before Waiver
Ratio of Expenses to Average Net Assets	57.96%	(b)	14.48%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(57.72)%	(b)	(12.29)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.72)%	(b)	1.23%	(b)
Portfolio Turnover	0.00%	(c)	322.03%	(c)

(a) The DMS India Bank Index Fund, Class I, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Period
	Ended		Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.78		$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.05)		(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.17)		(0.19)
Total from Investment Operations	(0.22)		(0.22)

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 9.55		$ 9.78

Total Return **	(2.35)%	(c)	(2.20)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2		$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	11.31%	(b)	484.60%	(b)
Ratio of Net Investment Loss to Average Net Assets	(11.23)%	(b)	(484.32)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	(b)	1.21%	(b)
Ratio of Net Investment Loss to Average Net Assets	(1.13)%	(b)	(0.93)%	(b)
Portfolio Turnover	0.00%	(c)	325.04%	(c)

(a) The DMS Baltic Index Fund, Class A, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Period Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.79		$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.18)		(0.18)
Total from Investment Operations	(0.22)		(0.21)

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 9.57		$ 9.79

Total Return **	(2.25)%	(c)	(2.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 661		$ 422
Before Waiver
Ratio of Expenses to Average Net Assets	10.78%	(b)	34.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(10.71)%	(b)	(33.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.88)%	(b)	(0.87)%	(b)
Portfolio Turnover	0.00%	(c)	325.04%	(c)

(a) The DMS Baltic Index Fund, Class I, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Period
	Ended		Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.92		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.07)		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24		(0.13)
Total from Investment Operations	0.17		(0.08)

Distributions:
Net Investment Income	(0.05)		-
Realized Gains	-		-
Total from Distributions	(0.05)		-

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 10.04		$ 9.92

Total Return **	1.79%	(c)	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3		$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	904.24%	(b)	935.74%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(904.24)%	(b)	(931.46)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.41%	(b)	1.41%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.41)%	(b)	2.88%	(b)
Portfolio Turnover	0.00%	(c)	0.00%	(c)

(a) The DMS Poland Large Cap Index Fund, Class A, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Period
	Ended		Ended
	3/31/2014		9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 9.92		$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.05)		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.24		(0.13)
Total from Investment Operations	0.19		(0.08)

Distributions:
Net Investment Income	(0.06)		-
Realized Gains	-		-
Total from Distributions	(0.06)		-

Redemption Fees ***	-		-

Net Asset Value, at End of Period	$ 10.05		$ 9.92

Total Return **	2.03%	(c)	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 104		$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	495.14%	(b)	935.33%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(495.08)%	(b)	(931.05)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.16%	(b)	1.16%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.09)%	(b)	3.12%	(b)
Portfolio Turnover	0%	(c)	0%	(c)

(a) The DMS Poland Large Cap Index Fund, Class I, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014 (Unaudited)

Note 1. Organization

The DMS India MidCap Index Fund (the “MidCap Fund”), DMS India Bank Index Fund (the “Bank Fund”), DMS Baltic Index Fund (the “Baltic Fund”), and DMS Poland Large Cap Index Fund (the “Poland Fund”) are series of The DMS Funds (the “Trust”), registered with the Securities and Exchange Commission (“SEC”).  The MidCap Fund is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), and is categorized under the 1940 Act as an open-end management investment company that is “diversified” as defined in the Act.  The Bank Fund, Baltic Fund, and Poland Fund are registered with the SEC under the 1940 Act, and each is categorized under the 1940 Act as an open-end management investment company that is “non-diversified” as defined in the Act.  The Trust was organized as a business trust under the laws of Pennsylvania on March 28, 2012 by the filing of a Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Trust has four separate series, currently. The investment advisor to the Fund is DMS Advisors, Inc. (the “Advisor”).

On August 7, 2012 the MidCap Fund was funded with $100,000 in initial seed capital.

The MidCap Fund commenced investment operations on October 9, 2012, the Bank Fund commenced investment operations on January 16, 2013, the Baltic Fund commenced investment operations on May 17, 2013, and the Poland Fund commenced investment operations on July 31, 2013.  Collectively throughout the footnotes to the financial statements these dates will be referred to as “commencement of investment operations.”

The MidCap Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

The Bank Fund seeks to track the performance of a benchmark index (the CNX Bank Index) that measures the investment return of stocks issued by banking companies located in India.

The Baltic Fund seeks to replicate the OMXBBGI Index, the Baltic Benchmark General Index.  This is an index of the investment return of the thirty largest and most widely traded stocks that are traded on the OMX exchanges in Riga (Latvia), Tallin (Estonia), and Vilnius (Lithuania).

The Poland Fund seeks to track the performance of a benchmark index, the WIG20 Index, which measures the investment return of stocks issued by large cap companies located in Poland.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Funds is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognizes a gain or loss equal to the change in daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Funds did not invest in any financial futures contracts during the six months ended March 31, 2014.

Federal Income Taxes:  The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds’ to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Funds follow industry practice and record security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Non-Diversified:  Under the 1940 Act, the  Bank Fund, Baltic Fund, and Poland Fund have elected to be classified as a “non-diversified.”  To be a diversified fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such fund own more than 10% of the outstanding securities of any one issuer.  Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.

Redemption Fees: Redemptions of short-term holdings may create missed opportunity costs for the Funds, as the Advisor may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.  For these reasons, the Funds will assess a 2.00% fee on Class A shares of the Funds, on the redemption or exchange of Funds shares held for 30 days or less and will be paid to the Funds.  The Funds will use the FIFO method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Funds for a 30-day period from the date of purchase.  For the six months ended March 31, 2014, the Funds did not collect any early redemption fees.

Short Sales: The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security.  When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Expenses:  All costs incurred by the Funds in connection with the organization, offering and initial registration of the Funds, principally professional fees, were paid on behalf of the Fund by the Advisor through the fee waiver and expense reimbursement provision of the Investment Management Agreement, discussed below at Note 4.

Sales Charge:  If you purchase Class A shares of the Funds, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge which is disclosed in the Fund’s current Prospectus.

Concentration Risk:  Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.  Other risks that may apply to the Funds are outlined in the Fund’s prospectus and Statement of Additional Information.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3.  Fair Value of Investments

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of each Funds’ securities.

Each investment asset or liabilities of the Funds are assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2014 in valuing the Funds’ investments carried at value:

Bank Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 61,969	$ -	$ -	$ 61,969
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	44,325	-	-	44,325
	$106,294	$ -	$ -	$106,294

MidCap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 86,630	$ -	$ -	$ 86,630
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	22,249	-	-	22,249
	$108,879	$ -	$ -	$108,879

Baltic Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$567,553	$ -	$ -	$567,553
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	95,349	-	-	95,349
	$662,902	$ -	$ -	$662,902

Poland Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 856	$ -	$ -	$ 856
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	25,234	-	-	25,234
	$26,090	$ -	$ -	$26,090

The Funds did not hold any Level 3 assets during the six months ended March 31, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Funds have an investment advisory agreement with the Advisor, under which the Advisor, subject to such policies as the Trustees of the Trust may determine, the Advisor, at its expense, will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Funds pay the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.75% of each Fund’s average daily net assets. The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Baltic Fund, Bank Fund, and MidCap Fund, as necessary, to keep each Fund’s operating expenses at or below 0.96% (with respect to Class I Shares), and 1.21% (with respect to Class A Shares) until June 30, 2015, and continue in effect until such time as the respective Fund reaches $50 million in net assets.  The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Poland Fund, as necessary, to keep each Fund’s operating expenses at or below 1.41% (with respect to Class A Shares), and 1.16% (with respect to Class I Shares) until June 30, 2015, and continue in effect until such time as the respective Fund reaches $35 million in net assets.

For the six months ended March 31, 2014 the Funds incurred the following with respect to advisory fees and reimbursement of expenses:

	Advisory	Expenses
Fund	Fees	Reimbursed

Bank Fund - Class A	$ 4	$ 250
Bank Fund – Class I	$ 412	$ 31,363
MidCap Fund - Class A	$ 4	$ 264
MidCap Fund – Class I	$ 405	$ 33,067
Baltic Fund - Class A	$ 9	$ 123
Baltic Fund – Class I	$2,282	$ 29,959
Poland Fund - Class A	$ 9	$ 11,308
Poland Fund - Class I	$ 22	$ 14,912

At March 31, 2014 the Advisor owed each of the Funds the following amounts with respect to expense reimbursements:

Fund	$ Amount
Bank Fund	$ 31,198
MidCap Fund	$ 32,923
Baltic Fund	$ 27,791
Poland Fund	$ 21,189

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series at no par value.  Transactions in shares of capital stock for the Funds for the six months ended March 31, 2014 were as follows:

Bank Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	- *	-	- *
Value	$ -	$ 1	$ -	$ 1
Class I
Shares	750	340	(7)	1,083
Value	$ 7,442	$ 2,950	$ (64)	$ 10,328

* Amount is less than 1 share

MidCap Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	1	(-)	1
Value	$ -	$ 10	$ (-)	$ 10
Class I
Shares	1,270	125	(6)	1,389
Value	$ 11,575	$ 1,088	$ (56)	$ 12,607

Baltic Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	-	(-)	-
Value	$ -	$ -	$ (-)	$ -
Class I
Shares	26,030	-	(21)	26,009
Value	$ 255,581	$ -	$ (200)	$ 255,381

Poland Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	1	(-)	1
Value	$ -	$ 12	$ (-)	$ 12
Class I
Shares	10,088	2	(-)	10,090
Value	$ 101,506	$ 15	$ (-)	$ 101,521

Shareholders will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of each Fund’s shares redeemed within 30 days after their purchase.  For the six months ended March 31, 2014, no redemption fees were collected by any Fund from shareholder transactions and included in paid-in-capital.

Note 6. Investment Transactions

For the six months ended March 31, 2014, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follow

Fund	Purchases	Sales

Bank Fund	$ -	$ -
MidCap Fund	$ -	$ -
Baltic Fund	$ 269,282	$ -
Poland Fund	$ -	$ -

Note 7. Distribution Fee

The Funds established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC.  Since these fees are paid out of each Fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  For the six months ended March 31, 2014, the Bank Fund, MidCap Fund, Baltic Fund, and Poland Fund accrued $2, $2, $4, and $4, respectively for distribution fees.  At March 31, 2014, distribution fees of $4, $105, $7, and $5, for the Bank Fund, MidCap Fund, Baltic Fund, and Poland Fund, respectively were still outstanding to the Funds broker/dealer.

Note 8. Tax Matters

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Each Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, as of September 30, 2013 the tax basis capital gains and losses and undistributed ordinary income are as follows:

	Bank Fund	MidCap Fund	Baltic Fund	Poland Fund

Undistributed ordinary income	$ 2,950	$ -	$ -	$ 27

Capital loss carry-forwards +	$ -	$ -	$ -	$ -

Post-October Capital Loss deferrals between 11/1/12-9/30/13 - ST *
	$(78,826)	$(61,417)	$(6,144)	$ (5)

As of September 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Bank Fund	MidCap Fund	Baltic Fund	Poland Fund

Gross unrealized appreciation on investment securities	$ 41	$ 2,547	$ 4,568	$ -
Gross unrealized depreciation on investment securities	(2,676)	(19,798)	(10,749)	(62)
Net unrealized depreciation on investment securities	$ (2,635)	$ (17,251)	$ (6,181)	$ (62)

Cost of investments (including short-term investments)**	$ 108,362	$ 89,542	$ 407,827	$ 8,587

  + The capital loss carryforward will be used to offset any capital gains realized by The Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

* These deferrals are considered incurred in subsequent year.

** The difference between the book cost and tax cost of investments (if any) represents disallowed wash sales for tax purposes.

Note 9.  Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of March 31, 2014, Cheryl and Daniel Levengood together, owned approximately 43.46% of the Bank Fund and may be deemed to control the Fund.  As of March 31, 2014, Cheryl and Daniel Levengood together, owned approximately 60.05% of the Poland Fund and may be deemed to control the Fund.

DMS Funds
Expense Illustration
March 31, 2013 (Unaudited)

Expense Example

As a shareholder of the DMS Fund(s), you incur ongoing costs which consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2013 through March 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		DMS India Bank Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,158.43	$6.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.09

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India Bank Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,159.83	$5.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India MidCap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,185.74	$6.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.09

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS India MidCap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,185.49	$5.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$976.48	$5.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.90	$6.09

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$977.53	$4.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.14	$4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS Poland Large Cap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,017.88	$7.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.90	$7.09

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

		DMS Poland Large Cap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,020.28	$5.84
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.15	$5.84

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DMS FUNDS

TRUSTEE TABLE

MARCH 31, 2014 (UNAUDITED)

The following persons are “disinterested,” or independent trustees of the Fund, as defined by the 1940 Act.

Name, age and position with fund (year first elected as a trustee)	Principal occupation(s) during the past five years	Other directorships held by trustee during the past five years	Other relevant experience
Craig Edgerton 54 Trustee 2013	Independent entrepreneur in the energy and horticultural services industries; previously, branch manager for a national landscaping firm.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Ornamental Horticulture from Delaware Valley College, Doylestown, PA.
Helen M. Firestone 53 Trustee 2013	Controller, JMH Management (private real estate developer and restaurant chain) since 2008; prior thereto, supply chain manager for soft drink bottling company.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Accounting from Albright College, Reading, PA; CPIM designation; currently completing Six Sigma certification.
Kathleen P. Heck 50 Trustee and Lead Independent Trustee 2013	Owner and Operations Manager, Penn Oil Co. (private chain of gas station convenience stores) since 2006. Previously, advertising sales for radio station.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Business Management from Susquehanna University, Selinsgrove, PA.
Thomas C. Heist 70 Trustee 2013	Founder, Tom Heist & Associates, quality assurance consulting; previously, officer with GS1, Company Entier, and Gilbert Commonwealth Engineering.	None, other than a Trustee of each series of The DMS Funds	Engineering degree and numerous certifications from ASQC. International business experience with nuclear power plants and varied industrial plants.
Bonnie Sekulski 61 Trustee 2013	Business owner/ operator, The Hair Works, Reading, PA.	None, other than a Trustee of each series of The DMS Funds	Private investor. Formerly, licensed Realtor and licensed life insurance and annuities salesperson.

DMS FUNDS

TRUSTEE TABLE (Continued)

MARCH 31, 2014 (UNAUDITED)

The following persons are “interested,” or independent trustees of the Fund, as defined by the 1940 Act.

Name, age and position with Fund (year first elected as a trustee/officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Other directorships held by trustee during the past five years
Peter R. Kohli [1] 62 Trustee, Chairman, President, CEO & Chief Investment Officer (2013)

Chairman, President, & CEO of DMS Advisors, Inc. the investment adviser to the Fund, since inception; Chartered Financial Consultant; Registered Representative with TrustMont Securities.  Principal officer of DMS Financial, Inc., an investment and retirement consulting business.  Previously, executive for a regional oil company, and executive for a private leveraged buyout firm.

None, other than Trustee of each series of The DMS Funds
John McCarthy [2] 52 Trustee & Secretary 2013	Founder and President of InvestigatorDocs, Inc. (providing processes and systems drug testing for pharmaceutical companies); Principal consultant for Paragon Solutions.	None, other than Trustee of each series of The DMS Funds

1        Mr. Kohli is the spouse of Ms. Susan Kohli, an officer of the Fund.

2       Mr. McCarthy is the sibling of Ms. Susan Kohli, an officer of the Fund.

DMS FUNDS

TRUSTEE TABLE (Continued)

MARCH 31, 2014 (UNAUDITED)

Other Officers *

Name, age and position with Fund (year first elected as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan E. Kohli ** 47 Executive Vice President and COO 2013

Director and Executive Vice President of DMS Advisors, Inc., the adviser to the Fund; President, CEO, Director, and principal owner of Marshad Capital Group, Inc., parent company of the adviser; Administrative Manager, DMS Financial, Inc., investment and retirement consulting firm.  Licensed Professional Engineer in Pennsylvania.  BS in Civil Engineering from Pennsylvania State University.

Christopher M. Farah 40 Chief Financial Officer 2013

Certified Public Accountant, Principal, Farah Financial P.C.  Holds designations as a Certified Fraud Examiner, Forensic Certified Public Accountant, and Certified Valuation Analyst.  Director and CFO of DMS Advisors, Inc. BS in Accounting from St. John’s University, NY.

*  All of such officers are affiliated with DMS Advisors, Inc.

**  Ms. Susan Kohli is the spouse of Mr. Peter Kohli, the Chairman of the Fund, and is also the sibling of Mr. John McCarthy, a Trustee of the Fund.

The address for all trustees and officers of the Fund is 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.

No Trustee fees were paid during the period ended September 30, 2013.

DMS FUNDS

ADDITIONAL INFORMATION

MARCH 31, 2014 (UNAUDITED)

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-282-6743, free of charge.

Proxy Voting - A description of each Fund’s policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling each Fund at (866) 282-6743 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how each Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 282-6743 to request a copy of the SAI or to make shareholder inquiries.

Selection of Adviser - The Board of Trustees of the Funds has selected DMS Advisers, Inc. as the investment manager for each of the Funds. The Board based its decision on the ability of the Adviser to formulate the concepts for each of the Funds, the commitment of the Adviser to reimburse the Funds until expenses were reduced, the fact that the Funds are all index-based and not actively managed, and the uniqueness of each Fund compared to the offerings available in the U.S retail mutual fund market. The initial period of the advisory contract has not yet expired, and the Board will evaluate the renewal of the contract based on all available criteria at the time.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: June 4, 2014

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: June 4, 2014

*Print the name and title of each signing officer under his or her signature.